Schedule - Valuation and Qualifying Accounts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Series of Individually Immaterial Business Acquisitions [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowances for accounts receivable acquired		$ 640	$ 1,488
Valuation allowances on deferred tax assets written off against the deferred tax assets		38,268	4,060
Allowances for accounts receivable acquired				109
Valuation allowances on deferred tax assets written off against the deferred tax assets	$ 7,707